UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-21309

Advent Claymore Convertible Securities and Income Fund

(Exact name of registrant as specified in charter)

1065 Avenue of the Americas, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert White, Treasurer

Advent Claymore Convertible Securities and Income Fund

1065 Avenue of the Americas, New York, NY 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code:         (212) 479-0675

Date of fiscal year end:         October 31

Date of reporting period:         October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Reports to Stockholders.

Annual Report

October 31, 2005

Advent Claymore Convertible Securities and Income Fund | AVK

AVK | Advent Claymore Convertible Securities and Income Fund

Fund Summary | As of October 31, 2005 (unaudited)

Fund Statistics
Share Price	$23.62
Common Share Net Asset Value	$25.69
Premium/Discount to NAV	-8.06%
Net Assets Applicable to Common Shares ($000)	$599,998

Total Returns (Inception 4/30/03)	Market	NAV
One Year	2.52%	8.14%
Since Inception - average annual	6.86%	12.19%

Top Ten Industries	% of Long-Term Investments
Insurance	13.8%
Financial Services	9.6%
Electronic Equipment and Components	7.9%
Communications, Media and Entertainment	7.9%
Banking and Finance	6.0%
Oil and Gas	4.7%
Telecommunications	4.5%
Utilities-Gas and Electric	4.3%
Health Care Products and Services	3.9%
Chemicals	3.6%

Top Ten Issuers	% of Long-Term Investments
Merrill Lynch & Co.	3.4%
Lucent Technologies	2.9%
Amazon.com, Inc.	2.8%
Freeport-McMoRan Copper & Gold, Inc.	2.7%
Advanced Micro Devices, Inc.	2.4%
Fortis Insurance NV	2.4%
XL Capital Ltd.	2.1%
Allied Waste Industries, Inc.	2.1%
Marshall & Ilsley Corp.	2.0%
Albertson’s, Inc.	2.0%

Share Price & NAV Performance

Monthly Dividends Per Share

Portfolio Composition (% of Total Investments)

2	| Annual Report | October 31, 2005

AVK | Advent Claymore Convertible Securities and Income Fund

Portfolio of Investments | October 31, 2005

Number of Shares		Value
	Long-Term Investments – 140.4%
	Convertible Preferred Stocks – 66.5%
	Aerospace and Defense – 1.0%
52,500	Northrop Grumman Corp., Ser. B, 7.00%, 2021	$6,247,500
	Aluminum, Steel and Other Metals – 1.8%
10,000	Freeport-McMoRan Copper & Gold, Inc., Ser. B, 5.50%	11,018,750

	Automotive – 1.1%
200,000	Ford Motor Company Capital Trust II, 6.50%, 2032	6,378,000

	Banking and Finance – 8.5%
637,500	Marshall & Ilsley Corp., 6.50%, 2007	16,861,875
300,000	National Australia Bank, Equity Security Unit, 7.875% (Australia)	12,198,000
280,000	New York Community Capital Trust V, 6.00%, 2051	13,300,000
170,000	Washington Mutual, Inc., Equity Security Unit, 5.375%, 2041	8,585,000

		50,944,875

	Chemicals – 1.4%
320,000	Celanese Corp., Ser. A, 4.25%	8,448,000

	Communications Equipment – 4.1%
24,900	Lucent Technologies Capital Trust I, 7.75%, 2017	24,828,412

	Communications, Media and Entertainment – 0.5%
65,247	Emmis Communications Corp., Ser. A, 6.25%	2,805,621

	Financial Services – 7.4%
236,000	Citigroup Funding, Inc., Ser. GNW, 4.583%, 2008 (a)	7,361,076
100,000	Goldman Sachs Group, Inc., 6.75%, 2006	10,832,700
519,120	Lehman Brothers Holdings, Inc., Ser. GIS, 6.25%, 2007	13,564,606
326,679	Merrill Lynch & Co., Inc., Ser. JNC, 6.75%, 2007	12,536,307

		44,294,689

	Health Care Products and Services – 2.0%
220,400	Baxter International, Inc., 7.00%, 2006	11,939,068

	Insurance – 19.3%
300,000	Chubb Corp., Ser. B, 7.00%, 2006	10,089,000
18,001	Fortis Insurance NV, 7.75%, 2008 (Netherlands) (b)	19,958,609
303,922	Genworth Financial, Inc., 6.00%, 2007	10,646,388
417,003	MetLife, Inc., Ser. B, 6.375%, 2008	11,405,032
120,000	Reinsurance Group of America, Equity Security Unit, 5.75%, 2051	7,248,000
141,300	The Hartford Financial Services Group, Inc., 6.00%, 2006	10,032,300
49,000	The Hartford Financial Services Group, Inc., 7.00%, 2006	3,507,420
367,000	The PMI Group, Inc., Ser. A, 5.875%, 2006	8,903,420
265,000	Travelers Property Casualty Corp., Ser. A, 4.50%, 2032	6,611,750
127,497	UnumProvident Corp., 8.25%, 2006	5,010,632
150,000	UnumProvident Corp., 8.25%, 2007	4,893,750
825,000	XL Capital Ltd., Ser. A, 6.50%, 2007 (Cayman Islands)	17,729,250

		116,035,551

	Office Equipment – 1.9%
99,600	Xerox Corp., 6.25%, 2006	11,498,820

	Oil and Gas – 3.1%
106,507	Amerada Hess Corp., 7.00%, 2006	11,349,386
70,000	Chesapeake Energy Corp., 4.50%	7,201,250

		18,550,636

	Pharmaceuticals – 0.9%
100,000	Schering-Plough Corp., 6.00%, 2007	$5,272,000

	Real Estate Investment Trusts – 2.1%
205,000	Simon Property Group, LP, 6.00%	12,710,000

	Retail - Specialty Stores – 2.8%
687,187	Albertson’s, Inc., 7.25%, 2007	16,629,925

	Telecommunications – 0.8%
100,000	Crown Castle International Corp., 6.25%, 2012	5,150,000

	Utilities - Gas and Electric – 6.1%
155,314	AES Trust VII, 6.00%, 2008	7,571,557
320,800	ONEOK, Inc., 8.50%, 2006	11,093,264
120,700	PNM Resources, Inc., 6.75%, 2008	5,805,670
150,000	Public Service Enterprise Group, Inc., 10.25%, 2005	11,935,500

		36,405,991

	Waste Management – 1.7%
40,000	Allied Waste Industries, Inc., Ser. D, 6.250%, 2008	9,999,600

	Total Convertible Preferred Stocks - 66.5% (Cost $371,684,584)	399,157,438

Principal Amount		Value
	Convertible Bonds – 38.8%
	Airlines – 1.7%
$4,000,000	AMR Corp., CCC
	4.50%, 2/15/24, Senior Convertible Notes	$3,190,000
8,412,000	Continental Airlines, Inc., CCC+
	4.50%, 2/01/07, Convertible Notes (c)	7,255,350

		10,445,350

	Aluminum, Steel and Other Metals – 1.5%
	Freeport-McMoRan Copper & Gold, Inc., B+
3,112,000	7.00%, 2/11/11 Senior Convertible Notes	5,270,950
2,000,000	7.00%, 2/11/11 Senior Convertible Notes (b)	3,387,500

		8,658,450

	Automotive – 1.2%
7,517,500	General Motors Corp., Ser. A, BB-
	4.50%, 3/06/32, Senior Convertible Notes	7,012,324

	Commercial Services – 1.8%
5,000,000	The BISYS Group, Inc., NR
	4.00%, 3/15/06, Convertible Notes	4,981,250
5,000,000	Quanta Services, Inc., B
	4.50%, 10/01/23, Subordinated Convertible Debentures	6,031,250

		11,012,500

	Communications, Media and Entertainment – 4.9%
4,624,000	Citadel Broadcasting Co., NR
	1.875%, 2/15/11, Subordinated Convertible Notes	3,647,180
12,636,000	EchoStar Communications Corp., B
	5.75%, 5/15/08, Subordinated Convertible Notes	12,430,665
	Liberty Media Corp., BB+
10,000,000	3.50%, 1/15/31, Convertible Notes	9,750,000
5,000,000	3.25%, 3/15/31, Senior Convertible Notes (c)	3,737,500

		29,565,345

See notes to financial statements.

Annual Report | October 31, 2005 |	3

AVK | Advent Claymore Convertible Securities and Income Fund | Portfolio of Investments continued

Principal Amount		Value
	Computer Services – 0.6%
$4,000,000	CIBER, Inc., NR
	2.875%, 12/15/23, Senior Subordinated Convertible Notes	$3,360,000

	Computers - Software and Peripherals – 4.4%
8,166,000	Mercury Interactive Corp., NR
	4.75%, 7/01/07, Convertible Notes	8,135,377
6,600,000	Quantum Corp., B
	4.375%, 8/01/10, Subordinated Convertible Notes	6,402,000
11,500,000	Red Hat, Inc., B
	0.50%, 1/15/24, Senior Subordinated Convertible Notes (c)	12,046,250

		26,583,627

	E-Commerce – 3.9%
24,233,000	Amazon.com, Inc., B
	4.75%, 2/01/09, Senior Subordinated Convertible Debentures	23,324,263

	Electronic Equipment and Components – 9.4%
9,338,000	Advanced Micro Devices, Inc., B-
	4.75%, 2/01/22, Convertible Notes (a)	10,271,800
8,589,000	Agere Systems, Inc., B
	6.50%, 12/15/09, Subordinated Convertible Notes	8,556,791
8,000,000	Amkor Technology, Inc., CCC
	5.75%, 6/01/06, Convertible Notes (c)	7,740,000
8,000,000	Fairchild Semiconductor International, Inc., B
	5.00%, 11/01/08, Company Guarantee Notes	7,880,000
9,000,000	International Rectifier Corp., B+
	4.25%, 7/15/07, Subordinated Convertible Notes	8,752,500
6,000,000	LSI Logic Corp., B
	4.00%, 5/15/10, Convertible Notes	5,857,500
7,352,000	Skyworks Solutions, Inc., NR
	4.75%, 11/15/07, Subordinated Convertible Notes	7,204,960

		56,263,551

	Financial Services – 3.6%
4,847,000	E*TRADE Group, B-
	6.00%, 2/01/07, Subordinated Convertible Notes	4,925,764
10,000,000	Merrill Lynch & Co., Inc., Ser. BIIB, A+
	8.00%, 3/09/06, Notes (Aquired 03/03/05, Cost $10,000,000) (d)	9,737,500
144,988	Merrill Lynch & Co., Inc., Ser. ECA,
	8.000%, 10/26/06, Notes (e)	6,775,289

		21,438,553

	Pharmaceuticals – 1.4%
5,000,000	Invitrogen Corp., NR
	3.25%, 6/15/25, Senior Convertible Notes	4,718,750
4,000,000	Medicis Pharmaceutical Corp., NR
	1.50%, 6/04/33, Senior Subordinated Convertible Notes	3,790,000

		8,508,750

	Shipping – 1.2%
	CP Ships Ltd., BB+
4,500,000	4.00%, 6/30/24, Senior Subordinated Convertible Notes (Canada) (b)	4,511,250
2,500,000	4.00%, 6/30/24, Senior Subordinated Convertible Notes (Canada)	2,506,250

		7,017,500

	Telecommunications – 2.0%
4,000,000	Finisar Corp., NR
	5.25%, 10/15/08, Subordinated Convertible Notes	3,385,000
$8,700,000	Nextel Communications, Inc., A-
	5.25%, 1/15/10, Senior Convertible Notes	$8,819,625

		12,204,625

	Waste Management– 1.2%
8,400,000	Allied Waste Industries, Inc., B+
	4.25%, 4/15/34, Convertible Notes (c)	7,318,500

	Total Convertible Bonds - 38.8% (Cost $222,668,999)	232,713,338

	Corporate Bonds – 35.1%
	Aluminum, Steel and Other Metals – 1.0%
2,540,000	Freeport-McMoRan Copper & Gold, Inc., B+
	10.125%, 2/01/10, Senior Notes	2,806,700
2,615,000	United States Steel LLC, BB
	10.75%, 8/01/08, Senior Notes	2,915,725

		5,722,425

	Building Products – 0.2%
1,425,000	U.S. Concrete, Inc., B-
	8.375%, 4/01/14, Senior Subordinated Notes	1,430,344

	Chemicals – 3.6%
2,000,000	BCP Crystal Holdings Corp., B-
	9.625%, 6/15/14, Senior Subordinated Notes	2,210,000
10,000,000	Equistar Chemical/Funding, BB-
	10.125%, 9/01/08, Senior Notes	10,825,000
2,763,000	Huntsman LLC, NR
	11.400%, 7/15/11, Company Guarantee Notes (a)	2,942,595
5,600,000	Lyondell Chemical Co., B
	10.875%, 5/01/09, Senior Subordinated Notes (c)	5,817,000

		21,794,595

	Commercial Services – 1.0%
6,809,000	Language Line, Inc., CCC+
	11.125%, 6/15/12, Senior Subordinated Notes	5,821,695

	Communications Equipment – 0.9%
5,166,000	Superior Essex Communications LLC/Essex Group, Inc., B
	9.00%, 4/15/12, Senior Notes	5,114,340

	Communications, Media and Entertainment – 5.7%
7,000,000	Cablevision Systems Corp., B+
	8.00%, 4/15/12, Senior Notes	6,720,000
1,500,000	Charter Communications, Inc., CCC-
	10.25%, 9/15/10, Senior Notes	1,511,250
10,675,000	Mediacom LLC, B
	9.50%, 1/15/13, Senior Notes (c)	10,488,187
3,000,000	Rainbow National Services LLC, B+
	8.75%, 9/01/12, Senior Notes (b)	3,165,000
98,000	Regal Cinemas, Inc., Ser. B, B
	9.375%, 2/01/12, Senior Subordinated Notes	103,547
4,250,000 Euros	Telenet Communications NV, B-
	9.00%, 12/15/13, Senior Notes (Belgium) (b)	5,675,836
3,000,000	Vertis, Inc., Ser. B, CCC
	10.875%, 6/15/09, Senior Notes (c)	2,805,000
3,067,000	XM Satellite Radio, Inc., CCC+
	12.00%, 6/15/10, Senior Secured Notes	3,442,707

		33,911,527

See notes to financial statements.

4	| Annual Report | October 31, 2005

AVK | Advent Claymore Convertible Securities and Income Fund | Portfolio of Investments continued

Principal Amount		Value
	Electronic Equipment and Components – 1.7%
$10,000,000	Advanced Micro Devices, Inc., B-
	7.75%, 11/01/12, Senior Notes (c)	$10,050,000

	Financial Services – 2.5%
7,727,000	E*Trade Financial Corp., B+
	8.00%, 6/15/11, Senior Notes	7,881,540
7,200,000	Leucadia National Corp., BB
	7.00%, 8/15/13, Senior Notes	7,272,000

		15,153,540

	Health Care Products and Services – 3.5%
4,500,000	DaVita, Inc., B
	7.25%, 3/15/15, Senior Subordinated Notes (c)	4,567,500
10,000,000	Encore Medical IHC, Inc., CCC+
	9.75%, 10/01/12, Senior Subordinated Notes	9,775,000
6,000,000	NDCHealth Corp., CCC+
	10.50%, 12/01/12, Company Guarantee Notes	6,862,500

		21,205,000

	Office Equipment – 0.6%
3,500,000	Xerox Capital Trust I, B-
	8.00%, 2/01/27, Company Guarantee Notes (c)	3,622,500

	Oil and Gas – 3.5%
9,000,000	Petrobras International Finance Co., NR
	9.125%, 7/02/13, Senior Notes (Cayman Islands)	10,305,000
7,000,000	Seitel, Inc., NR
	11.75%, 7/15/11, Senior Notes	7,700,000
3,000,000	Williams Cos., Inc., B+
	8.125%, 3/15/12, Senior Notes (c)	3,255,000

		21,260,000

	Pharmaceuticals – 1.6%
10,000,000	Athena Neurosciences Finance LLC, B
	7.25%, 2/21/08, Senior Notes (c)	9,700,000

	Publishing – 1.9%
2,000,000	American Media Operations, Inc., Ser. B, CCC+
	10.25%, 5/01/09, Company Guarantee Notes	1,905,000
2,940,000	Dex Media West, B
	9.875%, 8/15/13, Senior Subordinated Notes	3,256,050
7,000,000	PRIMEDIA, Inc., B
	8.00%, 5/15/13, Senior Notes	6,422,500

		11,583,550

	Real Estate Investment Trusts – 0.9%
	American Real Estate Partners LP/American Real Estate Finance Corp., BB
2,566,000	8.125%, 6/01/12, Senior Notes	2,649,395
3,000,000	7.125%, 2/15/13, Senior Notes (b)	2,932,500

		5,581,895

	Retail - Apparel and Shoes – 0.9%
5,000,000	Levi Strauss & Co., B-
	12.25%, 12/15/12, Senior Notes	5,512,500

	Retail - Specialty Stores – 2.2%
	Rite Aid Corp.
$3,500,000	9.50%, 2/15/11, Senior Secured Notes, B+	$3,692,500
4,000,000	9.25%, 6/01/13, Senior Notes, B- (c)	3,720,000
1,200,000	7.50%, 1/15/15, Company Guarantee Notes, B+	1,116,000
5,000,000	Simmons Bedding Co., B-
	7.875%, 1/15/14, Senior Subordinated Notes (c)	4,437,500

		12,966,000

	Telecommunications – 3.4%
	Alamosa Delaware, Inc., CCC+
3,298,000	11.00%, 7/31/10, Senior Notes	3,669,025
2,000,000	8.50%, 1/31/12, Senior Notes	2,085,000
7,673,000	Centennial Cellular Co., CCC
	10.125%, 6/15/13, Company Guarantee Notes	8,612,943
3,247,000	Madison River Capital, B-
	13.25%, 3/01/10, Senior Notes	3,474,290
2,240,000	PanAmSat Corp., B+
	9.00%, 8/15/14, Company Guarantee Notes (c)	2,368,800

		20,210,058

	Total Corporate Bonds - 35.1% (Cost $204,722,214)	210,639,969

	Total Long-Term Investments - 140.4% (Cost $799,075,797)	842,510,745

	Short-Term Investments – 2.0%
	Money Market Fund - 2.0%
12,224,070	Goldman Sachs Financial Prime Obligations (Cost $12,224,070)	12,224,070

	Total Investments – 142.4% (Cost $811,299,867)	854,734,815
	Other assets in excess of liabilities – 3.4%	20,262,911
	Preferred Stock, at redemption value – (-45.8% of Net Assets
	Applicable to Common Shareholders or -32.2% of Total Investments)	(275,000,000)

	Net Assets Applicable to Common Shareholders – 100.0%	$599,997,726

LLC – Limited Liability Corp.

LP – Limited Partnership

(a)	Floating rate security. The rate shown is as of October 31, 2005

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005 these securities amounted to 6.6% of net assets.

(c)	Pursuant to a securities lending agreement, the Fund loaned all or a portion of these securities having an aggregate fair value of approximately $77.1 million and received as collateral readily marketable securities with an aggregate fair value of approximately $79.4 million.

(d)	Private placement security. Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. The restricted security comprises 1.6% of net assets applicable to common shares.

(e)	Variable principal amount dependent upon the value of Encana stock.

Ratings shown are per Standard & Poor’s and are unaudited. Securities classified as NR are not rated by Standard & Poor’s. All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

See notes to financial statements.

Annual Report | October 31, 2005 |	5

AVK | Advent Claymore Convertible Securities and Income Fund

Statement of Assets and Liabilities | October 31, 2005

Assets
Investments in securities, at value (cost $811,299,867)	$854,734,815
Cash	2,683,413
Receivable for securities sold	27,658,797
Interest receivable	8,759,279
Dividends receivable	2,728,504
Net unrealized appreciation on interest rate swaps	260,944
Other assets	35,954

Total assets	896,861,706

Liabilities
Payable for securities purchased	20,718,487
Advisory fee payable	315,580
Dividends payable - preferred shares	268,363
Servicing fee payable	92,818
Accrued expenses and other liabilities	468,732

Total liabilities	21,863,980

Preferred Stock, at redemption value
$.001 par value per share; 11,000 Auction Market Preferred Shares authorized, issued and outstanding at $25,000 per share liquidation preference	275,000,000

Net Assets Applicable to Common Shareholders	$599,997,726

Composition of Net Assets Applicable to Common Shareholders
Common Stock, $ .001 par value per share; unlimited number of shares authorized, 23,352,574 shares issued and outstanding	$23,353
Additional paid-in capital	553,061,848
Accumulated unrealized appreciation on investments, interest rate swaps and foreign currency translation	43,693,621
Accumulated undistributed net investment income	14,061,020
Accumulated net realized loss on investments, interest rate swaps and foreign currency transactions	(10,842,116)

Net Assets Applicable to Common Shareholders	$599,997,726

Net Asset Value Applicable to Common Shareholders (based on 23,352,574 common shares outstanding)	$25.69

See notes to financial statements.

6	| Annual Report | October 31, 2005

AVK | Advent Claymore Convertible Securities and Income Fund

Statement of Operations | For the Year Ended October 31, 2005

Investment Income
Interest (net of foreign withholding taxes of $492)	$36,453,404
Dividends	24,767,341

Total income	$61,220,745

Expenses
Advisory fee	4,783,692
Servicing agent fee	1,860,325
Preferred share maintenance	728,740
Professional fees	224,993
Printing	209,195
Fund accounting	156,498
Administration fee	143,710
Custodian	113,303
Trustees’ fees and expenses	106,388
Transfer agent	106,087
Insurance	71,046
NYSE listing fee	35,159
ICI dues	26,539
Rating agency fee	17,072
Miscellaneous	15,540

Total expenses	8,598,287
Advisory and Servicing agent fees waived	(1,771,738)

Net expenses	6,826,549

Net investment income	54,394,196

Realized and Unrealized Gain (Loss) on Investments, Interest Rate Swaps and Foreign Currency Transactions:
Net realized gain (loss) on:
Investments	8,745,891
Interest rate swaps	1,221,016
Foreign currency transactions	(3,758)
Net change in unrealized appreciation (depreciation) on:
Investments	(8,080,315)
Interest rate swaps	690,282
Foreign currency translation	(7,809)

Net realized and unrealized gain on investments, interest rate swaps and foreign currency transactions	2,565,307

Distributions to Preferred Shareholders from
Net investment income	(8,231,735)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$48,727,768

See notes to financial statements.

Annual Report | October 31, 2005 |	7

AVK | Advent Claymore Convertible Securities and Income Fund

Statement of Changes in Net Assets Applicable to Common Shareholders |

	For the Year Ended October 31, 2005	For the Year Ended October 31, 2004
Increase in Net Assets Applicable to Common
Shareholders Resulting from Operations:
Net investment income	$54,394,196	$56,291,778
Net realized gain on investments, interest rate swaps and foreign currency transactions	9,963,149	3,065,367
Net change in unrealized (depreciation) on investments, interest rate swaps and foreign currency translation	(7,397,842)	(1,188,623)
Distributions to Preferred Shareholders from:
Net investment income	(8,231,735)	(3,556,968)

Net increase in net assets applicable to Common Shareholders resulting from operations	48,727,768	54,611,554

Dividends and Distributions to Common Shareholders from:
Net investment income	(58,185,273)	(50,250,068)
Net realized gain on investments	—	(4,254,839)

	(58,185,273)	(54,504,907)

Capital Share Transactions:
Common and preferred shares’ offering and organization expenses charged to paid-in-capital in excess of par value	—	(1,066,352)

Net decrease from capital share transactions	—	(1,066,352)

Total decrease in Net Assets	(9,457,505)	(959,705)
Net Assets Applicable to Common Shareholders
Beginning of year	609,455,231	610,414,936

End of year (including undistributed net investment income of $14,061,020 and $9,974,419, respectively)	$599,997,726	$609,455,231

See notes to financial statements.

8	| Annual Report | October 31, 2005

AVK | Advent Claymore Convertible Securities and Income Fund

Financial Highlights |

Per share operating performance for a share of common stock outstanding throughout the period	For the Year Ended October 31, 2005	For the Year Ended October 31, 2004	For the Period April 30, 2003(a) through October 31, 2003
Net asset value, beginning of period	$26.10	$26.14 (b)	$23.88 (b)

Income from investment operations
Net investment income(c)	2.33	2.41	0.93
Net realized and unrealized gain on investments, interest rate swaps and foreign currency transactions	0.10	0.08	2.28
Dividends to preferred shareholders from net investment income (common share equivalent basis)	(0.35)	(0.15)	(0.03)

Total from investment operations	2.08	2.34	3.18

Common and preferred shares’ offering and organization expenses charged to paid-in-capital in excess of par value	—	(0.05)	(0.06)

Dividends and distributions to Common Shareholders
Net investment income	(2.49)	(2.15)	(0.86)
Net realized gain	—	(0.18)	—

Total dividends and distributions to Common Shareholders	(2.49)	(2.33)	(0.86)

Net asset value, end of period	$25.69	$26.10	$26.14

Market value, end of period	$23.62	$25.41	$24.95

Total investment return(d)
Net asset value	8.14%	8.93%	13.29%
Market value	2.52%	11.44%	3.40%
Ratios and supplemental data
Net assets, applicable to Common Shareholders, end of period (thousands)	$599,998	$609,455	$610,415
Preferred shares, at redemption value ($25,000 per share liquidation preference) (thousands)	$275,000	$275,000	$215,000
Preferred shares asset coverage per share	$79,545	$80,405	$95,978
Ratios to Average Net Assets applicable to Common Shares:(e)
Net Expenses, after fee waiver	1.12%	1.05%	0.88%
Net Expenses, before fee waiver	1.41%	1.33%	1.12%
Net Investment Income, after fee waiver, prior to effect of dividends to preferred shares	8.90%	9.07%	7.51%
Net Investment Income, before fee waiver, prior to effect of dividends to preferred shares	8.61%	8.79%	7.27%
Net Investment Income, after fee waiver, after effect of dividends to preferred shares	7.56%	8.49%	7.28%
Net Investment Income, before fee waiver, after effect of dividends to preferred shares	7.27%	8.21%	7.04%
Ratios to Average Managed Assets:(e)(f)
Net Expenses, after fee waiver	0.77%	0.75%	0.73%
Net Expenses, before fee waiver	0.97%	0.95%	0.93%
Net Investment Income, after fee waiver, prior to effect of dividends to preferred shares	6.14%	6.44%	6.27%
Net Investment Income, before fee waiver, prior to effect of dividends to preferred shares	5.94%	6.24%	6.07%
Portfolio turnover rate	64%	112%	34%

(a)	Commencement of operations.

(b)	Before reimbursement of offering expenses charged to capital during the period.

(c)	Based on average shares outstanding during the period.

(d)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value (“NAV”) or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund’s Dividend Reinvestment Plan for market value returns. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(e)	Annualized.

(f)	Managed assets is equal to net assets applicable to Common Shareholders plus outstanding leverage such as the liquidation value of preferred shares.

See notes to financial statements.

Annual Report | October 31, 2005 |	9

AVK | Advent Claymore Convertible Securities and Income Fund

Notes to Financial Statements | October 31, 2005

Note 1 – Organization:

Advent Claymore Convertible Securities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

Note 2 – Accounting Policies:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of Investments

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

Foreign exchange gain or loss resulting from the sale of an investment, holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are shown as net realized gains or losses on foreign currency translation in the respective Fund’s Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, are shown as unrealized appreciation (depreciation) on foreign currency translation.

(d) Swaps

A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates and/or credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. The swaps are valued weekly at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement. The swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Realized gain (loss) upon termination of swap contracts is recorded on the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) of swap contracts. Net periodic payments received by the Fund are included as part of realized gains (losses) and/or unrealized appreciation (depreciation) on the Statement of Operations.

(e) Securities Lending

The Fund may lend its securities to broker-dealers and financial institutions. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. During the year ended October 31, 2005, the Fund maintained a securities lending agreement with Lehman Brothers acting as the counterparty. Pursuant to the lending agreement, the Fund has the right to sell the security or terminate the loan at any time upon proper notice to Lehman Brothers. The Fund does not have the right to sell or repledge the collateral received from Lehman Brothers, except in the case of default. As of October 31, 2005, the Fund loaned securities with a fair value of approximately $77,119,000 and received as collateral securities with a fair value of approximately $79,389,000.

(f) Concentration of Risk

It is the Fund’s policy to invest a significant portion of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund’s investments include features which render them more sensitive to price changes in their underlying securities. Consequently, this exposes the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

(g) Distributions to Shareholders

The Fund declares and pays monthly dividends to common shareholders. These dividends consist of investment company taxable income, which generally includes qualified dividend income, ordinary income and short-term capital gains. Any net realized long-term gains are distributed annually to common shareholders.

10	| Annual Report | October 31, 2005

AVK | Advent Claymore Convertible Securities and Income Fund | Notes to Financial Statements continued

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principals generally accepted in the United States.

Note 3 – Investment Management Agreement, Servicing Agreement and Other Agreements:

Pursuant to the Investment Management Agreement (the “Agreement”) between the Fund and Advent Capital Management, LLC, the Fund’s investment advisor (the “Advisor”), the Advisor is responsible for the daily management for the Fund’s portfolio of investments, which includes buying and selling securities for the Fund, as well as investment research. The Advisor will receive an annual fee from the Fund based on the average value of the Fund’s Managed Assets, which includes the amount from the issuance of the Preferred Shares. In addition, subject to the approval of the Fund’s Board of Trustees, a pro rata portion of the salaries, bonuses, health insurance, retirement benefits and similar employment costs for the time spent on Fund operations (other than the provision of services required under the Agreement) of all personnel employed by the Advisor who devote substantial time to Fund operations may be reimbursed by the Fund to the Advisor. For the year ended October 31, 2005, the Advisor has not been reimbursed by the Fund. The annual fee will be determined as follows:

(a)	If the average value of the Fund’s Managed Assets (calculated monthly) is greater than $250 million, the fee will be a maximum amount equal to 0.54% of the average value of the Fund’s Managed Assets. In addition, the Advisor has voluntarily agreed to waive receipt of a portion of the management fee or other expenses of the Fund in the amount of 0.115% of the average value of the Managed Assets for the first five years of the Fund’s operations and for a declining amount for an additional three years.

(b)	If the average value of the Fund’s Managed Assets (calculated monthly) is $250 million or less, the fee will be a maximum amount equal to 0.55% of the average value of the Fund’s Managed Assets. In addition, the Advisor has voluntarily agreed to waive receipt of a portion of the management fee or other expenses of the Fund in the amount of 0.025% of the average value of the Managed Assets for the first five years of the Fund’s operations, after which the Advisor anticipates that it will not waive any portion of the management fee.

Pursuant to a Servicing Agreement between the Fund and Claymore Securities, Inc., the Fund’s servicing agent (the “Servicing Agent”), the Servicing Agent will act as servicing agent to the Fund. The Servicing Agent will receive an annual fee from the Fund, which will be based on the average value of the Fund’s Managed Assets. The fee will be determined as follows:

(a)	If the average value of the Fund’s Managed Assets (calculated monthly) is greater than $250 million, the fee will be a maximum amount equal to 0.21% of the average value of the Fund’s Managed Assets. In addition, the Servicing Agent has voluntarily agreed to waive receipt of a portion of the servicing fee of the Fund in the amount of 0.085% of the average value of the Managed Assets for the first five years of the Fund’s operations and for a declining amount for an additional three years.

(b)	If the average value of the Fund’s Managed Assets (calculated monthly) is $250 million or less, the fee will be a maximum amount equal to 0.20% of the average value of the Fund’s Managed Assets. In addition, the Servicing Agent has voluntarily agreed to waive receipt of a portion of the servicing fee of the Fund in the amount of 0.175% of the average value of the Managed Assets for the first five years of the Fund’s operations and for a declining amount for an additional three years.

The fee waivers of the Advisor and the Servicing Agent are contractual commitments of more than one year.

The Bank of New York (“BNY”) acts as the Fund’s custodian, administrator and transfer agent. As custodian, BNY is responsible for the custody of the Fund’s assets. As administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Fund.

Certain officers and trustees of the Fund are also officers and directors of the Advisor or Servicing Agent. The Fund does not compensate its officers or trustees who are officers of the aforementioned firms.

Note 4 – Federal Income Taxes:

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

In order to present paid-in capital in excess of par, accumulated undistributed net investment income and accumulated net realized gains or losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gains or losses on investments. For the year ended October 31, 2005, the adjustments were to decrease accumulated net realized gain on investments by $16,109,413 and increase undistributed net investment income by $16,109,413 due primarily to the reclass of gains on trust preferred securities to income.

At October 31, 2005, the cost and related gross unrealized appreciation and depreciation for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Appreciation on Derivatives and Foreign Currency	Undistributed Ordinary Income/ (Accumulated Ordinary Loss)	Undistributed Long-Term Gains/ (Accumulated Capital Loss)
$814,837,139	$52,634,009	$(12,736,333)	$39,897,676	$258,672	$14,306,670	$(7,550,493)

The differences between book basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax deferral of losses on wash sales and additional income accrued for tax purposes on the convertible preferred stock.

For the year ended October 31, 2005 and October 31, 2004, the tax character of distributions paid, as reflected in the statement of changes in net assets, of $66,417,008 and $58,061,875, respectively, was ordinary income.

For federal income tax purposes, the Fund has a capital loss carryforward of $7,550,493. Of this amount, $3,095,426 expires October 31, 2012 and $4,455,067 expires October 31, 2013. Capital loss carryforwards are available to offset future capital gains, if any.

Annual Report | October 31, 2005 |	11

AVK | Advent Claymore Convertible Securities and Income Fund | Notes to Financial Statements continued

Note 5 – Investments in Securities:

For the year ended October 31, 2005, purchases and sales of investments, other than short-term securities, were $549,008,662 and $544,562,874, respectively.

The Fund entered into interest rate swap agreements during the year ended October 31, 2005 as a hedge against rising short-term interest rates, which impact the rates the Fund pays on its Auction Preferred Shares (“Preferred Shares”). As of October 31, 2005, the Fund has a total swap notional value of $220,000,000 outstanding, which represents 80% of the Preferred Shares. Details of the swap agreements outstanding as of October 31, 2005 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
JP Morgan Chase & Co.	01/09/2006	$30,000	2.16%	3 Month LIBOR	$(11,092)
JP Morgan Chase & Co.	01/10/2006	50,000	3.18%	3 Month LIBOR	(268,896)
JP Morgan Chase & Co.	04/19/2006	30,000	2.42%	3 Month LIBOR	296,336
JP Morgan Chase & Co.	05/03/2006	30,000	3.72%	3 Month LIBOR	(160,213)
JP Morgan Chase & Co.	07/09/2006	30,000	2.96%	3 Month LIBOR	123,875
JP Morgan Chase & Co.	01/25/2007	50,000	3.54%	3 Month LIBOR	280,934

					$260,944

For each swap noted, the Fund pays a fixed rate and receives a floating rate.

Note 6 – Capital:

Common Shares

The Fund has an unlimited amount of common shares, $0.001 par value, authorized and 23,352,574 issued and outstanding. In connection with the Fund’s dividend reinvestment plan, the Fund did not issue any shares during the years ended October 31, 2005 and October 31, 2004.

Preferred Shares

On June 19, 2003, the Fund’s Board of Trustees authorized the issuance of Preferred Shares, as part of the Fund’s leverage strategy. Preferred Shares issued by the Fund have seniority over the common shares.

On July 24, 2003, the Fund issued 2,150 shares of Preferred Shares Series M7, 2,150 shares of Preferred Shares Series T28,2,150 shares of Preferred Shares Series W7 and 2,150 shares of Preferred Shares Series TH28, each with a liquidation value of $25,000 per share plus accrued dividends. In addition, on March 16, 2004, the Fund issued 1,200 shares of Preferred Shares Series F7 and 1,200 shares of Preferred Shares Series W28 each with a liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at a rate set through an auction process. Distributions of net realized capital gains, if any, are made annually.

For the year ended October 31, 2005, the annualized dividend rates range from:

	High	Low	At October 31, 2005
Series M7	3.85%	1.85%	3.65%
Series T28	3.94%	1.95%	3.94%
Series W7	3.87%	1.87%	3.70%
Series W28	3.85%	1.90%	3.85%
Series TH28	3.837%	1.95%	3.837%
Series F7	3.80%	1.85%	3.80%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Note	7 – Indemnifications:

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note	8 – Subsequent Event:

Subsequent to October 31, 2005, the Fund declared on November 1 and December 1, monthly dividends to common shareholders of $0.1718 per common share. These dividends are payable on November 30 and December 30 to shareholders of record on November 15 and December 15, respectively. In addition, on December 16, the Fund declared an excess income distribution of $0.5137 per common share. This distribution is payable on December 30 to shareholders of record on December 27.

12	| Annual Report | October 31, 2005

AVK | Advent Claymore Convertible Securities and Income Fund

Report of Independent Registered Public Accounting Firm |

To the Board of Trustees and Shareholders of

Advent Claymore Convertible Securities and Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of the Advent Claymore Convertible Securities and Income Fund (the “Fund’) at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets applicable to common shareholders for each of the two years in the period then ended and the financial highlights for the two years then ended and for the period February 19, 2003 (commencement of operations) through October 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

December 19, 2005

Annual Report | October 31, 2005 |	13

AVK | Advent Claymore Convertible Securities and Income Fund

Supplemental Information | (unaudited)

Federal Income Tax Information

Qualified dividend income of as much as $1,578,668 was received by the Fund through October 31, 2005. The Fund intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For corporate shareholders, $2,566,598 of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

In January 2006, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2005.

Results of Shareholder Votes

The Annual Meeting of Shareholders of the Fund was held on September 20, 2005. Shareholders voted to amend the Declaration of Trust of the Trust to change the maximum number of Trustees allowed on the Trust’s Board of Trustees from seven to nine. In addition, shareholders voted on the election of Trustees.

With regard to the amendment of the maximum number of Trustee’s allowed on the Board of Trustees, 19,642,977 common and preferred shares voted in favor of the amendment, 842,873 common and preferred shares voted against the amendment and 172,208 common and preferred shares abstained from voting on the amendment.

With regard to the election of the following Trustees by common and preferred shareholders of the Fund:

	# of Shares In Favor	# of Shares Withheld
Randall C. Barnes	20,318,707	339,351
Daniel Black	20,324,223	333,835

With regard to the election of the following Trustees by preferred shareholders of the Fund:

	# of Shares In Favor	# of Shares Withheld
Michael A. Smart	10,030	41
Ronald A. Nyberg	10,030	41

The other Trustees of the Fund whose terms did not expire in 2005 are Nicholas Dalmaso, Tracy Maitland, Derek Medina and Gerald Seizert.

Trustees

The Trustees of the Advent Claymore Convertible Securities and Income Fund and their principal occupations during the past five years:

Name, Address*, Age and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Daniel Black 405 Park Avenue New York, NY 10022 Year of birth: 1960 Trustee	Since 2005	Principal, the Wicks Group of Companies, LLC (2001-present). Formerly, Managing Director and Co-head of the Merchant Banking Group at BNY Capital Markets, a division of The Bank of New York Company, Inc. (1998-2003).	2	Trustee, Bank Street College of Education

Randall C. Barnes Year of birth: 1952 Trustee	Since 2005	Investor, (2001-present). Formerly, Senior Vice President, Treasurer (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development (1987-1990) of PepsiCo, Inc. (1987-1997).	2	Director, LykesBrothers. Trustee of six other closed-end investment companies in the Claymore fund complex and four other open-end mutual funds in the Claymore family of mutual funds.

Derek Medina ABC News 47 West 66th Street New York, NY 10023 Year of birth: 1967 Trustee	Since 2003	Vice President, Business Affairs and News Planning at ABC News from 2003-present. Formerly, Executive Director, Office of the President at ABC News from (2000-2003). Former Associate at Cleary Gottlieb Steen & Hamilton (law firm) (1995-1998). Former associate in Corporate Finance at J.P. Morgan/ Morgan Guaranty (1988-1990).	2	Director of Young Scholar’s Institute. Former Director of Episcopal Social Services.

Ronald A. Nyberg Year of birth: 1953 Trustee	Since 2003	Principal of Ronald A. Nyberg, Ltd., a law firm specializing in corporate law, estate planning and business transactions from 2000-present. Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	2	Trustee of ten other closed-end investment companies in the Claymore fund complex and four other open-end mutual funds in the Claymore family of mutual funds.

14	| Annual Report | October 31, 2005

AVK | Advent Claymore Convertible Securities and Income Fund | Supplemental Information continued

Name, Address*, Age and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees (continued)

Gerald L. Seizert, CFP Seizert Capital Partners, LLC 1668 S.Telegraph, Suite 120 Bloomfield Hills, MI 48302 Year of birth: 1952 Trustee	Since 2003	Chief Executive Officer of Seizert Capital Partners, LLC, where he directs the equity disciplines of the firm and serves as a co-manager of the firm’s hedge fund, Proper Associates, LLC from 2000-present. Formerly, Co-Chief Executive (1998-1999) and a Managing Partner and Chief Investment Officer-Equities of Munder Capital Management, LLC (1995-1999). Former Vice President and Portfolio Manager of Loomis, Sayles & Co., L.P. (asset manager) (1984-1995). Former Vice President and Portfolio Manager at First of America Bank (1978-1984).	2	Former Director of Loomis, Sayles and Co., L.P.

Michael A. Smart Williams Capital Partners, L.P. 650 Fifth Avenue New York, NY 10019 Year of birth: 1960 Trustee	Since 2003	Managing Partner, Williams Capital Partners, L.P., Advisor to First Atlantic Capital Ltd., equity firm (2001-present). Formerly, a Managing Director in Investment Banking- The Private Equity Group (1995-2001) and a Vice President in Investment Banking- Corporate Finance (1992-1995) at Merrill Lynch & Co. Founding Partner of The Carpediem Group, a private placement firm (1991-1992). Former Associate at Dillon, Read and Co. (investment bank) (1988-1990).	2	Director, Country Pure Foods.

Interested Trustees:

Tracy V. Maitland† 1065 Avenue of the Americas, 31st Floor New York, NY 10018 Year of birth: 1960 Trustee, President and Chief Executive Officer	Since 2003	President of Advent Capital Management, LLC, which he founded in June, 2001. Prior to June 2001, President of Advent Capital Management, a division of Utendahl Capital.	2

Nicholas Dalmaso†† Year of birth: 1965 Trustee	Since 2003	Senior Managing Director and General Counsel of Claymore Advisors, LLC and Claymore Securities, Inc. (2001-present). Formerly, Assistant General Counsel, John Nuveen and Co., Inc. (asset manager) (1999-2001). Former Vice President and Associate General Counsel of Van Kampen Investments, Inc. (1992-1999).	2	Trustee of ten other closed-end investment companies in the Claymore fund complex and four other open-end mutual funds in the Claymore family of mutual funds.

*	Address for all Trustees unless otherwise noted: 2455 Corporate West Drive, Lisle, IL 60532

**	After a Trustee’s initial term, each Trustee is expected to serve a three-year term concurrent with the class of Trustees for which he serves:

•	Messrs. Seizert, Medina and Barnes, as Class I Trustees, are expected to stand for re-election at the Fund’s 2007 annual meeting of shareholders.

•	Messrs. Smart, Nyberg and Black, as Class II Trustees, are expected to stand for re-election at the Fund’s 2008 annual meeting of shareholders.

•	Messrs. Maitland and Dalmaso, as Class III Trustees, are expected to stand for re-election at the Fund’s 2006 annual meeting of shareholders.

†	Mr. Maitland is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Advent Capital Management, LLC, the Fund’s Investment Manager.

††	Mr. Dalmaso is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Claymore Advisors, LLC, the Fund’s Servicing Agent.

Annual Report | October 31, 2005 |	15

AVK | Advent Claymore Convertible Securities and Income Fund | Supplemental Information continued

Officers

The Officers of the Advent Claymore Convertible Securities and Income Fund and their principal occupations during the past five years:

Name, Address*, Age and Position(s) held with Registrant	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations
Officers

F. Barry Nelson Year of birth: 1943 Vice President and Assistant Secretary	Since 2003	Co-Portfolio Manager and Research Director at Advent Capital Management, LLC from June, 2001 to present. Prior to June 2001, Mr. Nelson held the same position at Advent Capital Management, a division of Utendahl Capital.

Robert White Year of birth: 1965 Treasurer and Chief Financial Officer	Since 2005	Chief Financial Officer, Advent Capital Management, LLC (July 2005-present). Previously, Vice President, Client Service Manager, Goldman Sachs Prime Brokerage (1997-2005).

Rodd Baxter Year of birth: 1950 Secretary and Chief Compliance Officer	Since 2003	Advent Capital Management, LLC: General Counsel – Legal, 2002 to present; SG Cowen Securities Corp.: Director and Senior Counsel, 1998-2002.

*	Address for all Officers: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018

**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

16	| Annual Report | October 31, 2005

AVK | Advent Claymore Convertible Securities and Income Fund

Dividend Reinvestment Plan | (unaudited)

Unless the registered owner of common shares elects to receive cash by contacting the Plan Administrator, all dividends declared on common shares of the Fund will be automatically reinvested by the Bank of New York (the “Plan Administrator”), Administrator for shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York, P.O. Box 463, East Syracuse, New York 13057-0463, Attention: Shareholder Services Department, Phone Number: (800) 701-8178.

Annual Report | October 31, 2005 |	17

AVK | Advent Claymore Convertible Securities and Income Fund

Fund Information |

Board of Trustees

Randall C. Barnes

Daniel Black

Nicholas Dalmaso*

Tracy V. Maitland*

Chairman

Derek Medina

Ronald A. Nyberg

Gerald L. Seizert

Michael A. Smart

Officers

Tracy V. Maitland

Chief Executive Officer

F. Barry Nelson

Vice President and Assistant Secretary

Robert White

Treasurer and Chief Financial Officer

Rodd Baxter

Secretary and Chief Compliance Officer

Investment Manager

Advent Capital Management, LLC

1065 Avenue of the Americas,

31st Floor

New York, New York 10018

Servicing Agent

Claymore Securities, Inc.

Lisle, Illinois

Administrator, Custodian and Transfer Agent

The Bank of New York

New York, New York

Preferred Stock–Dividend Paying Agent

The Bank of New York

New York, New York

Legal Counsel

Skadden, Arps, Slate, Meagher &

Flom LLP

New York, New York

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

New York, New York

*	Trustee is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended.

Privacy Principles of the Fund

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about its shareholders to employees of the Fund’s investment advisor and its affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of Advent Claymore Convertible Securities and Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.

•	If you have physical possession of your shares in certificate form, contact the Fund’s Administrator, Custodian and Transfer Agent:

The Bank of New York, 111 Sanders Creek Parkway, East Syracuse, NY 13057 (800) 701-8178

This report is sent to shareholders of Advent Claymore Convertible Securities and Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 345-7999 or on the Securities & Exchange Commission’s (“SEC’s”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (800) 345-7999 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

The Fund files it complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or at www.adventclaymore.com.

In November 2005, the Fund submitted a CEO annual certification to the NYSE in which the Fund’s principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related Securities and Exchange Commission (“SEC”) rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting.

18	| Annual Report | October 31, 2005

Advent Capital Management, LLC

1065 Avenue of the Americas

New York, New York 10018

AVK-AR-1005

Item 2.    Code of Ethics.

(a)        The registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)        Not applicable.

(c)        The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)        The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)        Not applicable.

(f)        (1) The registrant’s Code of Ethics is attached hereto as an exhibit.

            (2) N/A

            (3) N/A

Item 3.    Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an “independent” Trustee: Ronald Nyberg, Gerald L. Seizert and Michael A. Smart. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.    Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2005: $70,000

2004: $70,000

b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:

2005: $15,000

2004: $37,500

c). Tax Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2005: $8,500

2004: $6,500

d). All Other Fees: the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2005: n/a

2004: n/a

(e)        Audit Committee Pre-Approval Policies and Procedures.

(i) Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

AUDIT COMMITTEE PRE-APPROVAL POLICY

OF

ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND

AS ADOPTED BY THE AUDIT COMMITTEE

JUNE 2003

Statement of Principles

The Audit Committee (the “Audit Committee”) of the Board of Trustees (the “Board”) of Advent Claymore Convertible Securities and Income Fund (the “Trust,”) is required to pre-approve all Covered Services (as defined in the Audit Committee Charter) in order to assure that the provision of the Covered Services does not impair the auditors’ independence. Unless a type of service to be provided by the Independent Auditor (as defined in the Audit Committee Charter) is pre-approved in accordance with the terms of this Audit Committee Pre-Approval Policy (the “Policy”), it will require specific pre-approval by the Audit Committee or by any member of the Audit Committee to which pre-approval authority has been delegated.

This Policy and the appendices to this Policy describe the Audit, Audit-Related, Tax and All Other services that are Covered Services and that have been pre-approved under this Policy. The appendices hereto sometimes are referred to herein as the “Service Pre-Approval Documents”. The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. At its June meeting of each calendar year, the Audit Committee will review and re-approve this Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both. The Audit Committee hereby directs that each version of this Policy and the Service Pre-Approval Documents approved, re-approved or amended from time to time be maintained with the books and records of the Trust.

Delegation

In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the “Chairman”). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. The Audit Committee expects pre-approval of Covered Services by the Chairman pursuant to this delegated authority to be the exception rather than the rule and may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

Pre-Approved Fee Levels

Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

Audit Services

The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Audit-Related Services

Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Trust and, to the extent they are Covered Services, the other Covered Entities (as defined in the Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Tax Services

The Audit Committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

All Other Services

All Other services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Procedures

Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the SEC’s rules on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

(ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)        The percentage of hours expended on the principal accountant’s engagement to audit the Fund’s financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)        The aggregate non-audit fees billed for the last two fiscal years by the registrant’s accountant for services rendered to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant (not including a sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that directly related to the operations and financial reporting of the registrant are as follows:

2005: $0

2004: $0

(h)        n/a

Item 5.    Audit Committee of Listed Registrants.

The registrant has a separately designated a standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Ronald Nyberg, Gerald L. Seizert and Michael A. Smart.

Item 6.    Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, Advent Capital Management, LLC (the “Advisor”). The Advisor’s Proxy Voting Policies and Procedures are included as an exhibit hereto.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

n/a

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.    Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)        The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    Code of Ethics.

(a)(2)    Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)        Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

(c)        Proxy Voting Policies and Procedures.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advent Claymore Convertible Securities and Income Fund

By:  /s/ Tracy V. Maitland

Name: Tracy V. Maitland

Title:   President and Chief Executive Officer

Date: January 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Tracy V. Maitland

Name: Tracy V. Maitland

Title:   President and Chief Executive Officer

Date: January 6, 2006

By:  /s/ Robert White

Name: Robert White

Title:   Treasurer and Chief Financial Officer

Date: January 6, 2006